Future policy benefits and related reinsurance recoverable - Schedule of Future Policy Benefits (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Present value of Expected Future Policy Benefits
Net future policy benefit reserve	$ 786,839		$ 769,533	$ 811,839
Net future policy benefit reserves, after reinsurance recoverables	786,839		769,533
Reinsurance recoverable, excluded from computation	4,400	$ 4,400	4,400	4,400
Long-Term Care Insurance
Present value of expected net premiums
Balance, beginning of year	282,069	336,496	306,206	363,367	$ 411,233
Beginning balance at locked-in discount rate	306,972	367,068	343,705	405,083	475,650
Change in effect in cashflow assumptions	0	0	(7,514)	0
Effect of actual variances from expected experience	(8,307)	(6,462)
Effect of actual variances from expected experience			(12,435)	(24,196)
Adjusted balance, beginning of year			335,398	398,621	451,454
Interest accrual	5,381	5,079	6,611	4,481
Net premiums collected	(33,807)	(36,632)	(48,040)	(50,852)
Ending balance at locked-in discount rate	306,972	367,068	343,705	405,083
Effect of changes in discount rate assumptions	(24,903)	(30,572)	(37,499)	(41,716)
Balance, end of year	282,069	336,496	306,206	363,367
Present value of Expected Future Policy Benefits
Balance, beginning of year	1,071,361	1,170,790	1,170,790	1,200,018
Beginning balance at locked-in discount rate	1,306,356	1,388,196	1,388,196	1,492,075
Effect of changes in cashflow assumptions	0	0	1,102	0
Effect of actual variances from expected experience			1,399	(12,148)
Adjusted balance, beginning of year			1,312,011	1,391,514	$ 1,479,927
Interest accrual	21,280	17,911	23,700	14,722
Benefit payments	(82,212)	(81,244)	(108,041)	(106,449)
Ending balance at locked-in discount rate	1,251,079	1,328,181	1,306,356	1,388,196
Effect of actual variances from expected experience	5,655	3,314
Effect of changes in discount rate assumptions	(186,565)	(184,381)	(234,995)	(217,410)
Change in effect in cashflow assumptions	0	0
Balance, end of year	1,064,514	1,143,800	1,071,361	1,170,790
Net future policy benefit reserve	782,445	807,304	765,155	807,423
Less: Reinsurance recoverables, net of allowance for credit losses	(454,732)	(464,867)	(445,847)	(463,470)
Net future policy benefit reserves, after reinsurance recoverables	327,713	342,437	319,308	343,953
Long-Term Care Insurance | Previously Reported
Present value of expected net premiums
Adjusted balance, beginning of year				385,134
Present value of Expected Future Policy Benefits
Beginning balance at locked-in discount rate		1,388,200	1,388,200
Adjusted balance, beginning of year				1,390,697
Ending balance at locked-in discount rate				1,388,200
Medico Insurance Company
Present value of Expected Future Policy Benefits
Net future policy benefit reserve	$ 4,400	$ 4,400	$ 4,400	$ 4,400
Reinsurance, Reinsured Risk, Percentage	100.00%	100.00%	100.00%